GOODWILL AND INTANGIBLE ASSETS, NET (Tables) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in goodwill by business segment
An analysis of changes in the Company’s goodwill by business segment is as follows (in millions):

	AWP (1)	Cranes (1)	MP	Total
Balance at December 31, 2014, gross	$139.4	$198.8	$198.1	$536.3
Accumulated impairment	(38.6)	(4.2)	(23.2)	(66.0)
Balance at December 31, 2014, net	100.8	194.6	174.9	470.3
Acquisitions	—	—	14.4	14.4
Foreign exchange effect and other	(1.7)	(15.7)	(8.2)	(25.6)
Balance at December 31, 2015, gross	137.7	183.1	204.3	525.1
Accumulated impairment	(38.6)	(4.2)	(23.2)	(66.0)
Balance at December 31, 2015, net	99.1	178.9	181.1	459.1
Acquisitions	1.6	—	—	1.6
Foreign exchange effect and other	(1.6)	(3.8)	(20.5)	(25.9)
Balance at December 31, 2016, gross	137.7	179.3	183.8	500.8
Accumulated impairment	(38.6)	(179.3)	(23.2)	(241.1)
Balance at December 31, 2016, net (2)	$99.1	$—	$160.6	$259.7

(1) Includes a $17.9 million reclassification of goodwill from Cranes to discontinued operations, and a $0.9 million reclassification of goodwill from Cranes to AWP as a result of segment realignments. See Note C - “Business Segment Information”.
(2) During the second quarter of 2016 the Company wrote off $132.8 million of fully impaired goodwill associated with its former Construction segment.

Schedule of intangible assets by class
Intangible assets, net were comprised of the following as of December 31, 2016 and 2015 (in millions):

		December 31, 2016			December 31, 2015
	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Technology	7	$17.0	$(15.7)	$1.3	$17.3	$(15.7)	$1.6
Customer Relationships	20	33.1	(25.2)	7.9	34.8	(24.9)	9.9
Land Use Rights	68	7.9	(0.9)	7.0	8.2	(0.9)	7.3
Other	6	25.8	(23.6)	2.2	28.0	(24.2)	3.8
Total definite-lived intangible assets		$83.8	$(65.4)	$18.4	$88.3	$(65.7)	$22.6

Amortization of Intangible Assets	$ 2.9	$ 3.0	$ 11.5
Finite-lived Intangible Assets Amortization Expense

	For the Year Ended December 31,
(in millions)	2016	2015	2014
Aggregate Amortization Expense	$2.9	$3.0	$11.5

Schedule of intangible assets amortization expense	Estimated aggregate intangible asset amortization expense (in millions) for the next five years is as follows:

2017	$2.1
2018	$1.9
2019	$1.8
2020	$1.8
2021	$1.7